Pension, Health Care and Postretirement Benefits Other Than Pensions - Components of Net Pension Costs and Cumulative OCI for Postretirement Benefits Other than Pensions (Details) - Postretirement Benefits Other than Pensions - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net pension costs (credits):
Service costs	$ 2,105	$ 2,244	$ 2,485
Interest costs	10,749	11,009	11,182
Amortization of actuarial losses	32		1,011
Amortization of prior service credit	(6,579)	(6,578)	(4,529)
Ongoing pension costs (credits)	6,307	6,675	10,149
Settlement (credits) costs	(9,332)
Net pension costs (credits)	(3,025)	6,675	10,149
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	11,637	7,548	(19,370)
Prior service costs arising during the year			(9,269)
Amortization of actuarial losses	(32)		(1,011)
Settlement costs	9,332
Amortization of prior service credit	6,579	6,578	4,529
Total recognized in Cumulative other comprehensive loss	27,516	14,126	(25,121)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$ 24,491	$ 20,801	$ (14,972)